Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TDAM Short-Term Bond Fund
Risk/Return Supplement [Text Block]	ck0000949881_SupplementTextBlock

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund (the “Fund”)

Supplement dated June 19, 2014 to the prospectus (the “Prospectus”)

dated May 30, 2014

On June 19, 2014, the Board of Directors of TD Asset Management USA Funds, Inc. approved a change in the Fund's benchmark index from the Bank of America Merrill Lynch 1 - 3 Year Treasury Index to the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Index. The following changes are being made to the Prospectus to reflect this change:

Strategy [Heading]	rr_StrategyHeading	Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In managing the Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Fund in securities that have an average credit quality similar to its benchmark index, the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Index.

Under normal circumstances, the Investment Manager will also seek to minimize deviations from the average duration of the Fund's benchmark index, the Bank of America Merrill Lynch 1 - 3 Year U.S. Corporate/Government Index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment Manager will seek to enhance returns by taking advantage of yield differentials among securities.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/13
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on the investor's tax situation and may differ from those shown above.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Supplement Closing [Text Block]	ck0000949881_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Bank of America Merrill Lynch 1 - 3 Year Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 1 — 3 Year Treasury Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	1.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%	[1]
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Bank of America Merrill Lynch 1 – 3 Year U.S. Corporate/Government Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bank of America Merrill Lynch 1 — 3 Year U.S. Corporate/Government Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.70%
5 Years	rr_AverageAnnualReturnYear05	2.07%
Since Inception	rr_AverageAnnualReturnSinceInception	3.13%	[1]
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class — Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.46%
5 Years	rr_AverageAnnualReturnYear05	2.02%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%	[1]
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class — Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	1.42%
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%	[1]
Short-Term Bond Fund (First Prospectus Summary) | Short-Term Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class — Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.26%
5 Years	rr_AverageAnnualReturnYear05	1.36%
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[1]

[1]	Institutional Class - December 18, 2006; Index returns provided from December 31, 2006.